Submission	Nov. 07, 2025
Submission [Line Items]
Central Index Key	0001576873
Registrant Name	American Battery Technology Co
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A